LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000

Current liabilities
Lease liabilities related to Right of Use assets	2,588	2,285

	2,588	2,285

Non-Current liabilities
Lease liabilities related to Right of Use assets	10,840	10,477

Schedule of Finance Lease Liabilities Payable
	December 31, 2025
	US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	3,215	627	2,588
In more than one year, but not more than two	3,000	485	2,515
In more than two years but not more than five	6,110	845	5,265
More than five years	3,318	258	3,060

	15,643	2,215	13,428

	December 31, 2024
	US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	2,862	577	2,285
In more than one year, but not more than two	2,214	472	1,742
In more than two years but not more than five	5,487	955	4,532
More than five years	4,652	449	4,203

	15,215	2,453	12,762